ETFMG Treatments Testing and Advancements ETF
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.2%
Canada - 2.1%
Biotechnology - 2.1% (d)
Arbutus Biopharma Corp. - ADR (a)(b)	38,941	$138,241
IMV, Inc. - ADR (a)(b)	30,316	93,373
VBI Vaccines, Inc. - ADR (a)(b)	222,011	610,530
XBiotech, Inc. - ADR (a)(b)	13,420	210,023
Total Biotechnology		1,052,167

France - 0.7%
Pharmaceuticals - 0.7%
Sanofi - ADR	7,057	342,900

Germany - 4.2%
Biotechnology - 4.2% (d)
BioNTech SE - ADR (a)(b)	26,811	2,185,632

Japan - 0.7%
Pharmaceuticals - 0.7%
Takeda Pharmaceutical Co., Ltd. - ADR	19,206	349,549

Netherlands - 3.3%
Biotechnology - 3.3% (d)
CureVac NV - ADR (a)(b)	20,695	1,677,744

United Kingdom - 1.8%
Health Care Equipment & Supplies - 0.4%
Oxford Immunotec Global PLC - ADR (b)	11,908	207,973
Pharmaceuticals - 1.4%
AstraZeneca Plc - ADR (a)	6,700	334,933
GlaxoSmithKline Plc - ADR	9,487	349,122
Total Pharmaceuticals		684,055
Total United Kingdom		892,028

United States - 86.4%
Biotechnology - 47.2% (d)
AbbVie, Inc.	3,376	361,738
Alexion Pharmaceuticals, Inc. (b)	2,921	456,377
Aligos Therapeutics, Inc. (b)	17,482	483,377
Alnylam Pharmaceuticals, Inc. (b)	16,172	2,101,875
Arcturus Therapeutics Holdings, Inc. (b)	11,233	487,288
Assembly Biosciences, Inc. (b)	15,146	91,633
Athersys, Inc. (a)(b)	90,666	158,666
BioCryst Pharmaceuticals, Inc. (b)	80,974	603,256
CEL-SCI Corp. (a)(b)	17,765	207,140
Chimerix, Inc. (b)	28,725	138,742
Codiak Biosciences, Inc. (b)	8,608	278,038
ContraFect Corp. (b)	12,755	64,413
Cue Biopharma, Inc. (b)	13,887	173,726
Dicerna Pharmaceuticals, Inc. (b)	34,417	758,207
Dynavax Technologies Corp. (a)(b)	50,224	223,497
Emergent BioSolutions, Inc. (b)	24,306	2,177,817
Enanta Pharmaceuticals, Inc. (b)	9,208	387,657
Enochian Biosciences, Inc. (b)	21,388	63,095
Gilead Sciences, Inc.	5,809	338,432
Hookipa Pharma, Inc. (b)	11,774	130,574
iBio, Inc. (a)(b)	83,516	87,692
I-Mab - ADR (a)(b)	32,331	1,524,407
Inovio Pharmaceuticals, Inc. (a)(b)	77,691	687,565
Moderna, Inc. (b)	20,233	2,113,742
NantKwest, Inc. (a)(b)	49,801	663,847
Novavax, Inc. (a)(b)	16,425	1,831,552
OPKO Health, Inc. (a)(b)	307,263	1,213,689
PhaseBio Pharmaceuticals, Inc. (a)(b)	13,467	45,249
Regeneron Pharmaceuticals, Inc. (b)	710	343,008
SQZ Biotechnologies Co. (b)	10,994	318,606
Translate Bio, Inc. (b)	34,086	628,205
Vaxart, Inc. (a)(b)	50,203	286,659
Vaxcyte, Inc. (b)	23,366	620,835
Vir Biotechnology, Inc. (a)(b)	58,421	1,564,514
Zai Lab Ltd. - ADR (b)	19,601	2,652,798
Total Biotechnology		24,267,916
Health Care Equipment & Supplies - 6.7%
Abbott Laboratories	3,289	360,113
Co-Diagnostics, Inc. (a)(b)	12,966	120,584
Hologic, Inc. (b)	4,879	355,338
Meridian Bioscience, Inc. (b)	19,756	369,240
OraSure Technologies, Inc. (b)	32,818	347,379
Quidel Corp. (b)	10,556	1,896,384
Total Health Care Equipment & Supplies		3,449,038
Health Care Providers & Services - 12.5%
Enzo Biochem, Inc. (b)	21,966	55,354
Laboratory Corp. of America Holdings (b)	16,182	3,293,847
Quest Diagnostics, Inc.	25,907	3,087,337
Total Health Care Providers & Services		6,436,538
Life Sciences Tools & Services - 12.6%
Adaptive Biotechnologies Corp. (b)	44,322	2,620,760
Bio-Rad Laboratories, Inc. - Class A (b)	5,752	3,353,070
Luminex Corp.	21,338	493,335
Total Life Sciences Tools & Services		6,467,165
Pharmaceuticals - 7.4%
Atea Pharmaceuticals, Inc. (a)(b)	36,341	1,518,327
Bristol-Myers Squibb Co.	5,723	354,998
CorMedix, Inc. (b)	14,737	109,496
Eli Lilly and Co.	2,454	414,333
Johnson & Johnson	2,374	373,620
Merck & Co, Inc.	4,342	355,176
Paratek Pharmaceuticals, Inc. (b)	20,931	131,028
Pfizer, Inc.	8,819	324,627
SIGA Technologies, Inc. (b)	35,497	258,063
Total Pharmaceuticals		3,839,668
Total United States		44,460,325
TOTAL COMMON STOCKS (Cost $52,789,057)		50,960,345

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 26.1%
ETFMG Sit Ultra Short ETF (e)	25,000	1,244,125
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (c)	12,164,837	12,164,837
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $13,408,812)		13,408,962

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.01% (c)	321,697	321,697
TOTAL SHORT-TERM INVESTMENTS (Cost $321,697)		321,697

Total Investments (Cost $66,519,566) - 125.9%		64,691,004
Liabilities in Excess of Other Assets - (25.9)%		(13,315,343)
TOTAL NET ASSETS - 100.0%		$51,375,661

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	All or a portion of this security was out on loan as of December 31, 2020.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
(d)	As of December 31, 2020, the Fund had a significant portion of its assets in the Biotechnology Industry.
(e)
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act.  A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2020 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at December 31, 2020	Dividends	Shares Held At December 31, 2020
ETFMG Sit Ultra Short ETF	$1,244,625	$-	$-	$-	$(500)	$1,244,125	$-	25,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of December 31, 2020, AIEQ held one fair valued security. As of December 31, 2020, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

GERM
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$50,960,345	$-	$-	$50,960,345
Short Term Investments	321,697	-	-	321,697
ETFMG Sit Ultra Short ETF**	1,244,125	-	-	1,244,125
Investments Purchased with Securities Lending Collateral*	-	-	-	12,164,837
Total Investments in Securities	$52,526,167	$-	$-	$64,691,004

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.